Revenues and geographic information	6 Months Ended
Jun. 30, 2024
Disclosure of revenues and geographic information [abstract]
Revenues and geographic information
9. Revenues and geographic information
Net sales
Net sales information
Net sales from continuing operations comprise the following:
(USD millions)	Q2 2024	Q2 2023	H1 2024	H1 2023

Net sales to third parties from continuing operations	12 512	11 231	24 341	21 776

Sales to discontinued operations		206		459

Net sales from continuing operations	12 512	11 437	24 341	22 235

Net sales from continuing operations by region[1]
Second quarter
	Q2 2024 USD m	Q2 2023 USD m	% change USD	% change cc2	Q2 2024 % of total	Q2 2023 % of total

US	5 146	4 498	14	14	41	39

Europe	3 867	3 688	5	6	31	32

Asia/Africa/Australasia	2 594	2 425	7	13	21	21

Canada and Latin America	905	826	10	15	7	8

Total	12 512	11 437	9	11	100	100

Of which in established markets	9 162	8 456	8	10	73	74

Of which in emerging growth markets	3 350	2 981	12	16	27	26

[1] Net sales from continuing operations by location of customer. Emerging growth markets comprise all markets other than the established markets of the US, Canada, Western Europe, Japan, Australia and New Zealand. Novartis definition of Western Europe includes Austria, Belgium, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, Malta, The Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 43.
First half
	H1 2024 USD m	H1 2023 USD m	% change USD	% change cc2	H1 2024 % of total	H1 2023 % of total

US	9 734	8 548	14	14	40	38

Europe	7 631	7 351	4	5	31	33

Asia/Africa/Australasia	5 174	4 728	9	15	21	21

Canada and Latin America	1 802	1 608	12	15	8	8

Total	24 341	22 235	9	11	100	100

Of which in established markets	17 650	16 351	8	9	73	74

Of which in emerging growth markets	6 691	5 884	14	19	27	26

[1] Net sales from continuing operations by location of customer. Emerging growth markets comprise all markets other than the established markets of the US, Canada, Western Europe, Japan, Australia and New Zealand. Novartis definition of Western Europe includes Austria, Belgium, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, Malta, The Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 43.
Net sales from continuing operations by core therapeutic area and established brands
Second quarter
	Q2 2024	Q2 2023	% change	% change
	USD m	USD m1	USD	cc2

Cardiovascular, renal and metabolic
Entresto	1 898	1 516	25	28

Leqvio	182	78	133	134

Total cardiovascular, renal and metabolic	2 080	1 594	30	33

Immunology
Cosentyx	1 526	1 272	20	22

Xolair [3]	427	362	18	22

Ilaris	368	316	16	20

Other	1		nm	nm

Total immunology	2 322	1 950	19	22

Neuroscience
Kesimpta	799	489	63	65

Zolgensma	349	311	12	14

Aimovig	77	67	15	16

Total neuroscience	1 225	867	41	43

Oncology
Kisqali	717	493	45	50

Promacta/Revolade	544	583	-7	-5

Tafinlar + Mekinist	523	496	5	9

Jakavi	471	435	8	13

Tasigna	446	476	-6	-4

Pluvicto	345	240	44	44

Lutathera	175	150	17	17

Scemblix	164	106	55	56

Kymriah	113	129	-12	-11

Piqray/Vijoice	120	130	-8	-7

Fabhalta	22		nm	nm

Total oncology	3 640	3 238	12	15

Total promoted brands	9 267	7 649	21	24

Established brands
Sandostatin Group	313	331	-5	-4

Lucentis	275	395	-30	-28

Exforge Group	178	184	-3	1

Gilenya	138	269	-49	-47

Diovan Group	160	155	3	9

Galvus Group	150	175	-14	-5

Contract manufacturing	271	339	-20	-19

Other	1 760	1 940	-9	-10

Total established brands	3 245	3 788	-14	-13

Total net sales from continuing operations	12 512	11 437	9	11

[1] Reclassified to conform with 2024 presentation of brands by therapeutic area and established brands.
[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 43.
[3] Net sales from continuing operations reflect Xolair sales for all indications.

nm = not meaningful
Net sales from continuing operations by core therapeutic area and established brands
First half
	H1 2024	H1 2023	% change	% change
	USD m	USD m1	USD	cc2

Cardiovascular, renal and metabolic
Entresto	3 777	2 915	30	32

Leqvio	333	142	135	137

Total cardiovascular, renal and metabolic	4 110	3 057	34	37

Immunology
Cosentyx	2 852	2 348	21	23

Xolair [3]	826	716	15	18

Ilaris	724	644	12	17

Other	1		nm	nm

Total immunology	4 403	3 708	19	21

Neuroscience
Kesimpta	1 436	873	64	66

Zolgensma	644	620	4	6

Aimovig	153	128	20	19

Other	1		nm	nm

Total neuroscience	2 234	1 621	38	39

Oncology
Kisqali	1 344	908	48	52

Promacta/Revolade	1 064	1 130	-6	-4

Tafinlar + Mekinist	997	954	5	7

Jakavi	949	849	12	15

Tasigna	841	938	-10	-9

Pluvicto	655	451	45	45

Lutathera	344	299	15	16

Scemblix	300	182	65	67

Kymriah	233	264	-12	-10

Piqray/Vijoice	229	246	-7	-6

Fabhalta	28		nm	nm

Other		1	nm	nm

Total oncology	6 984	6 222	12	14

Total promoted brands	17 731	14 608	21	23

Established brands
Sandostatin Group	668	660	1	3

Lucentis	589	811	-27	-26

Exforge Group	370	370	0	3

Gilenya	313	501	-38	-36

Diovan Group	300	313	-4	1

Galvus Group	299	358	-16	-9

Contract manufacturing	550	714	-23	-23

Other	3 521	3 900	-10	-10

Total established brands	6 610	7 627	-13	-12

Total net sales from continuing operations	24 341	22 235	9	11

[1] Reclassified to conform with 2024 presentation of brands by therapeutic area and established brands.
[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 43.
[3] Net sales from continuing operations reflect Xolair sales for all indications.

nm = not meaningful
Net sales from continuing operations of the top 20 brands in 2024
Second quarter
			US		Rest of world			Total

Brands	Brand classification by therapeutic area or established brands	Key indications	USD m	% change USD/cc1	USD m	% change USD	% change cc1	USD m	% change USD	% change cc1

Entresto	Cardiovascular, renal and metabolic	Chronic heart failure, hypertension	947	25	951	25	30	1 898	25	28

Cosentyx	Immunology	Psoriasis (PsO), ankylosing spondylitis (AS), psoriatic arthritis (PsA), non-radiographic axial spondyloarthritis (nr-axSPA), hidradenitis suppurativa (HS)	868	34	658	6	10	1 526	20	22

Kesimpta	Neuroscience	Relapsing-remitting multiple sclerosis (RRMS)	555	49	244	110	118	799	63	65

Kisqali	Oncology	HR+/HER2- metastatic breast cancer	375	67	342	27	35	717	45	50

Promacta/Revolade	Oncology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	283	-10	261	-3	1	544	-7	-5

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic adjuvant melanoma, advanced non-small cell lung cancer (NSCLC), tumor agnostic with BRAF mutation indication	202	3	321	7	13	523	5	9

Jakavi	Oncology	Myelofibrosis (MF), polycytomia vera (PV), graft-versus-host disease (GvHD)			471	8	13	471	8	13

Tasigna	Oncology	Chronic myeloid leukemia (CML)	230	-1	216	-11	-7	446	-6	-4

Xolair [2]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU), nasal polyps			427	18	22	427	18	22

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD, gout)	194	19	174	14	22	368	16	20

Sandostatin Group	Established brands	Carcinoid tumors, acromegaly	187	-8	126	-2	3	313	-5	-4

Pluvicto	Oncology	PSMA-positive mCRPC patients post-ARPI, post-Taxane	295	30	50	285	274	345	44	44

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	134	60	215	-5	-3	349	12	14

Lucentis	Established brands	Age-related macular degeneration (AMD), diabetic macular edema (DME), retinal vein occlusion (RVO)			275	-30	-28	275	-30	-28

Exforge Group	Established brands	Hypertension	1	-75	177	-2	2	178	-3	1

Lutathera	Oncology	GEP-NETs gastroenteropancreatic neuroendocrine tumors	124	17	51	16	19	175	17	17

Leqvio	Cardiovascular, renal and metabolic	Atherosclerotic cardiovascular disease (ASCVD)	94	114	88	159	165	182	133	134

Gilenya	Established brands	Relapsing multiple sclerosis (RMS)	30	-71	108	-35	-31	138	-49	-47

Scemblix	Oncology	Philadelphia chromosome- positive chronic myeloid leukemia (Ph+ CML)	105	35	59	111	112	164	55	56

Diovan Group	Established brands	Hypertension	6	-50	154	8	15	160	3	9

Top 20 brands total			4 630	23	5 368	10	14	9 998	15	18

Rest of portfolio			516	-29	1 998	-3	-3	2 514	-10	-10

Total net sales from continuing operations			5 146	14	7 366	6	9	12 512	9	11

[1] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 43.
[2] Net sales from continuing operations reflect Xolair sales for all indications.

Net sales from continuing operations of the top 20 brands in 2024
First half
			US		Rest of world			Total

Brands	Brand classification by therapeutic area or established brands	Key indications	USD m	% change USD/cc1	USD m	% change USD	% change cc1	USD m	% change USD	% change cc1

Entresto	Cardiovascular, renal and metabolic	Chronic heart failure, hypertension	1 895	30	1 882	29	34	3 777	30	32

Cosentyx	Immunology	Psoriasis (PsO), ankylosing spondylitis (AS), psoriatic arthritis (PsA), non-radiographic axial spondyloarthritis (nr-axSPA), hidradenitis suppurativa (HS)	1 529	30	1 323	13	16	2 852	21	23

Kesimpta	Neuroscience	Relapsing-remitting multiple sclerosis (RRMS)	970	45	466	127	133	1 436	64	66

Kisqali	Oncology	HR+/HER2- metastatic breast cancer	688	69	656	31	37	1 344	48	52

Promacta/Revolade	Oncology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	549	-7	515	-5	-1	1 064	-6	-4

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic adjuvant melanoma, advanced non-small cell lung cancer (NSCLC), tumor agnostic with BRAF mutation indication	386	-1	611	8	13	997	5	7

Jakavi	Oncology	Myelofibrosis (MF), polycytomia vera (PV), graft-versus-host disease (GvHD)			949	12	15	949	12	15

Tasigna	Oncology	Chronic myeloid leukemia (CML)	404	-9	437	-12	-9	841	-10	-9

Xolair [2]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU), nasal polyps			826	15	18	826	15	18

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD, gout)	360	18	364	7	16	724	12	17

Sandostatin Group	Established brands	Carcinoid tumors, acromegaly	426	3	242	-2	2	668	1	3

Pluvicto	Oncology	PSMA-positive mCRPC patients post-ARPI, post-Taxane	576	33	79	nm	nm	655	45	45

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	238	23	406	-5	-3	644	4	6

Lucentis	Established brands	Age-related macular degeneration (AMD), diabetic macular edema (DME), retinal vein occlusion (RVO)			589	-27	-26	589	-27	-26

Exforge Group	Established brands	Hypertension	5	-38	365	1	4	370	0	3

Lutathera	Oncology	GEP-NETs gastroenteropancreatic neuroendocrine tumors	241	15	103	16	17	344	15	16

Leqvio	Cardiovascular, renal and metabolic	Atherosclerotic cardiovascular disease (ASCVD)	168	107	165	170	175	333	135	137

Gilenya	Established brands	Relapsing multiple sclerosis (RMS)	82	-55	231	-27	-25	313	-38	-36

Scemblix	Oncology	Philadelphia chromosome- positive chronic myeloid leukemia (Ph+ CML)	193	39	107	149	154	300	65	67

Diovan Group	Established brands	Hypertension	15	-44	285	0	5	300	-4	1

Top 20 brands total			8 725	22	10 601	12	15	19 326	16	18

Rest of portfolio			1 009	-29	4 006	-4	-3	5 015	-11	-10

Total net sales from continuing operations			9 734	14	14 607	7	10	24 341	9	11

[1] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 43.
[2] Net sales from continuing operations reflect Xolair sales for all indications.

nm = not meaningful
Other revenues
(USD millions)	Q2 2024	Q2 2023	H1 2024	H1 2023

Profit sharing income	268	246	482	445

Royalty income	5	19	24	41

Milestone income	14	25	20	28

Other [1]	73	18	125	43

Total other revenues	360	308	651	557

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales.